LEASES - LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2023	$ 48,324
Year ending December 31, 2024	48,126
Year ending December 31, 2025	48,493
Year ending December 31, 2026	23,841
Year ending December 31, 2027	4,083
Over year ending December 31, 2027	1,842
Total minimum future fees to be received	$ 174,709